Alger Mid Cap 40 ETF Expense Example - Alger Mid Cap 40 ETF - Alger Mid Cap 40 ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	$ 927